Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Our revenue consists of:

		Three months ended June 30,		Six months ended June 30,
		2019	2018	2019	2018
Revenue Stream	Segment	Total Revenue
Restaurant revenue:		(in millions)
Restaurant sales	Restaurant Group	$247.7	$258.3	$493.0	$517.5
Bakery sales	Restaurant Group	17.4	16.3	28.4	29.5
Franchise and other	Restaurant Group	1.4	1.6	2.9	3.0
Total restaurant revenue		266.5	276.2	524.3	550.0
Other operating revenue:
T-System, point-in-time	T-System	4.9	5.9	9.7	12.6
T-System, over time	T-System	8.0	8.9	15.4	17.6
Real estate and resort	Corporate and other	5.7	5.4	10.1	8.3
Other	Corporate and other	—	5.9	0.1	6.2
Total other operating revenue		18.6	26.1	35.3	44.7
Total operating revenues		$285.1	$302.3	$559.6	$594.7

Contract Balances, Information About Receivables and Deferred Revenue
The following table provides information about receivables and deferred revenue:

	June 30,	December 31,
	2019	2018
	(In millions)
Trade receivables, billed (1)	$25.7	$40.3
Unbilled accounts receivable, current (1)	7.4	9.5
Unbilled accounts receivable, long term (2)	10.6	10.6
Deferred revenue (contract liabilities)	25.5	31.7

(1) Included in Trade receivables on the Condensed Consolidated Balance Sheets
(2) Included in Other noncurrent assets on the Condensed Consolidated Balance Sheets